UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               08/09/2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 101
                                        -------------------

Form 13F Information Table Value Total: $ 167,791
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101   2382000       32950     SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100   4150000       84684     SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101    508000       22075     SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106    560000        9300     SOLE                            X
AMARIN                         Common Stock   023111107     11000       10000     SOLE                            X
AMERICAN AXLE & MANUFACTURING  Common Stock   024061103    202000        8000     SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109   1581000       29720     SOLE                            X
AMGEN INC.                     Common Stock   031162100   4363000       72177     SOLE                            X
APPLE COMPUTER                 Common Stock   037833100    629000       17100     SOLE                            X
APPLIED MATERIALS, INC.        Common Stock   038222105    784000       48500     SOLE                            X
ARVIN MERITOR                  Common Stock   043353101    373000       21000     SOLE                            X
AVON PRODUCTS                  Common Stock   054303102   1934000       51100     SOLE                            X
BB&T CORPORATION               Common Stock   054937107   1590000       39800     SOLE                            X
BP plc (ADR)                   Common Stock   055622104   2500000       40082     SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107   1023000       20000     SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109   2010000       54200     SOLE                            X
BOEING CORPORATION             Common Stock   097023105   1584000       24000     SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108    849000       34000     SOLE                            X
CANON INC                      Common Stock   138006309    453000        8620     SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105   3112000       38900     SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100    715000       12800     SOLE                            X
CHUBB INSURANCE                Common Stock   171232101   1626000       19000     SOLE                            X
CIENA CORPORATION              Common Stock   171779101     21000       10500     SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102   2102000      110200     SOLE                            X
CITIGROUP                      Common Stock   172967101   4017000       86907     SOLE                            X
COCA COLA                      Common Stock   191216100   2496000       59788     SOLE                            X
COLGATE-PALMOLIVE COMPANY      Common Stock   194162103    823000       16500     SOLE                            X
COMCAST CP A                   Common Stock   20030N101    898000       29290     SOLE                            X
COMPUTER SCIENCES              Common Stock   205363104    209000        4800     SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104    620000       10796     SOLE                            X
CORNING INC.                   Common Stock   219350105    661000       39800     SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106   1841000       73125     SOLE                            X
DONALDSON CORP                 Common Stock   257651109   1607000       53000     SOLE                            X
DOVER CORP                     Common Stock   260003108   1458000       40100     SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109    874000       20326     SOLE                            X
EMC CORP                       Common Stock   268648102    444000       32410     SOLE                            X
EMERSON CO.                    Common Stock   291011104   2270000       36250     SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106   1040000       27500     SOLE                            X
EXXON MOBIL                    Common Stock   30231G102   9483000      165025     SOLE                            X
FIRST HORIZON NATIONAL         Common Stock   320517105    981000       23250     SOLE                            X
GANNETT CO., INC.              Common Stock   364730101    227000        3200     SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103   7335000      211700     SOLE                            X
GENTEX CORPORATION             Common Stock   371901109    182000       10000     SOLE                            X
GILLETTE COMPANY               Common Stock   375766102   2931000       57900     SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104    295000        2900     SOLE                            X
HOME DEPOT                     Common Stock   437076102   3058000       78636     SOLE                            X
HONEYWELL INTL                 Common Stock   438516106   2652000       72410     SOLE                            X
IBM CORPORATION                Common Stock   459200101   1833000       24711     SOLE                            X
INTERACTIVE CORP               Common Stock   45840Q101    324000       13500     SOLE                            X
ITT INDUSTRIES                 Common Stock   450911102    205000        2100     SOLE                            X
INTEL CORP.                    Common Stock   458140100   2695000      103575     SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100   3241000       91778     SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104   8466000      130250     SOLE                            X
JOHNSON CONTROLS, INC.         Common Stock   478366107    363000        6450     SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107   1220000       16000     SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104   1430000       18680     SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108   1532000       27500     SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109   1511000       23300     SOLE                            X
LONE STAR TECHNOLOGIES         Common Stock   542312103    659000       14500     SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107    116000       39920     SOLE                            X
LYONDELL CHEMICAL COMPANY      Common Stock   552078107   1006000       38100     SOLE                            X
MBNA CORP.                     Common Stock   55262L100   2045000       78203     SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106    380000        5500     SOLE                            X
MCCORMICK & CO                 Common Stock   579780206   1194000       36550     SOLE                            X
MEDTRONIC                      Common Stock   585055106    885000       17100     SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108    697000       24300     SOLE                            X
MERRILL LYNCH                  Common Stock   590188108   3311000       60200     SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104   2430000       97840     SOLE                            X
MORGAN STANLEY                 Common Stock   617446448   2051000       39100     SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109    635000       34800     SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104    489000       17300     SOLE                            X
NOKIA CORP                     Common Stock   654902204    229000       13800     SOLE                            X
NORTEL NETWORKS                Common Stock   656568102     60000       23041     SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105   3154000      239000     SOLE                            X
PATTERSON DENTAL COMPANY       Common Stock   703412106    811000       18000     SOLE                            X
PAYCHEX INC                    Common Stock   704326107   1575000       48450     SOLE                            X
PEPSICO                        Common Stock   713448108   1793000       33255     SOLE                            X
PFIZER                         Common Stock   717081103   3697000      134050     SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109   4697000       89050     SOLE                            X
QUALCOMM                       Common Stock   747525103   2023000       61300     SOLE                            X
REUTERS GROUP PLC              Common Stock   76132M102    848000       20000     SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804    227000        3500     SOLE                            X
RYAN'S FAMILY STEAKHOUSE       Common Stock   783519101    220000       15750     SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   806857108   1085000       14300     SOLE                            X
SMUCKER JM COMPANY             Common Stock   832696405    704000       15000     SOLE                            X
STERLING BANCSHARES            Common Stock   858907108    292000       18800     SOLE                            X
STRYKER CORPORATION            Common Stock   863667101   1679000       35305     SOLE                            X
SYMANTEC                       Common Stock   871503108   1392000       64030     SOLE                            X
TETRA TECH INC.                Common Stock   88162G103    529000       39100     SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102    338000       12000     SOLE                            X
TIME WARNER                    Common Stock   887317105    772000       46200     SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107   1165000       39846     SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106    732000       25100     SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106   8747000      126475     SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109    308000        6000     SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105   2467000       35850     SOLE                            X
WACHOVIA CORP                  Common Stock   929771103    836000       16873     SOLE                            X
WATERS CORP                    Common Stock   941848103   5017000      135000     SOLE                            X
WOLVERINE WORLD WIDE           Common Stock   978097103   1459000       60800     SOLE                            X
WYETH                          Common Stock   983024100    267000        6000     SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102    486000        6390     SOLE                            X